Oil And Gas Properties - Summary of Detailed Information About Oil And Gas Properties (Parentheticals) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Disclosure Of Detailed Information About Oil And Gas Properties [Abstract]
Capital additions	$ 3,904
Capitalised borrowing costs	294
Changes in revaluation of assets	$ 374